Segment reporting - Schedule of financial information by reportable segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues, net:
Total revenues, net	$ 1,342,802	$ 1,346,632
Cost of goods sold	703,554	732,183
Gross profit	639,248	614,449
Total operating expenses	619,051	571,566
Income from continuing operations	20,197	42,883
Retail and wholesale revenues
Revenues, net:
Total revenues, net	1,336,706	1,340,778
Management fee income
Revenues, net:
Total revenues, net	6,096	5,854
Domestic
Revenues, net:
Total revenues, net	1,237,251	1,285,625
Cost of goods sold	641,817	693,717
Gross profit	595,434	591,908
Total operating expenses	550,594	520,180
Income from continuing operations	44,840	71,728
Domestic | Retail and wholesale revenues
Revenues, net:
Total revenues, net	1,235,580	1,282,701
Domestic | Management fee income
Revenues, net:
Total revenues, net	1,671	2,924
International
Revenues, net:
Total revenues, net	105,551	61,007
Cost of goods sold	61,737	38,466
Gross profit	43,814	22,541
Total operating expenses	68,457	51,386
Income from continuing operations	(24,643)	(28,845)
International | Retail and wholesale revenues
Revenues, net:
Total revenues, net	101,126	58,077
International | Management fee income
Revenues, net:
Total revenues, net	$ 4,425	$ 2,930